Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

6.  Cash and cash equivalents

An analysis of this caption is as follows:

	2020		2019
Cash in banks	Ps.	6,907,295	Ps.	4,612,927
Short-term investments		3,068,618		3,231,125
Cash on hand		36,432		44,880
Restricted funds held in trust related to debt service reserves		91,040		91,040
Total cash and cash equivalents	Ps.	10,103,385	Ps.	7,979,972

As of December 31, 2020 and 2019, the Company recorded a portion of advance ticket sales by an amount of Ps.91,040 and Ps.91,040, respectively, as a restricted fund (Note 1e). The restricted funds held in Trust are used to constitute the debt service reserves and cannot be used for purposes other than those established in the contract of the Trust.